Other Long-term Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities
18. Other Long-term Liabilities:
The following table summarizes the components of other long-term liabilities as follows:

	December 31,
	2020	2019
Pension benefits	$11,542	$14,584
Other postretirement benefits	634	539
Reserve for uncertain tax positions	—	494
Other	3,223	3,149

	$15,399	$18,766